Stockholders' Deficit (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 01, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares outstanding		30,682,590	30,682,590	30,682,590
Number of shares of common stock issued as collateral				4,255,319
Number of warrants exercised
Number of warrants expired		146,342	282,533	332,962
Warrants [Member]
Number of warrants exercised
Number of warrants expired		146,342	282,533	332,962
Intrinsic value of outstanding warrants		$ 0	$ 0
Chief Financial Officer [Member]
Number of shares of cancelled common shares	21,610